MINERAL PROPERTIES, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
MINERAL PROPERTIES, PLANT AND EQUIPMENT [Text Block]
7.	MINERAL PROPERTIES, PLANT AND EQUIPMENT

	Mineral properties	Plant and equipment	Land and buildings	Furniture, fixtures and equipment	Software	Total
Cost
Balance, January 1, 2017	$35,909	$30,157	$2,333	$2,670	$1,478	$72,547
Additions	–	4,003	127	291	150	4,571
Change in remediation provision	174	(82)	–	–	–	92
Disposals	–	(8)	–	(3)	–	(11)
Foreign exchange	–	–	–	5	–	5
Balance, December 31, 2017	$36,083	$34,070	$2,460	$2,963	$1,628	$77,204

Accumulated depreciation
Balance, January 1, 2017	$30,893	$22,445	$1,424	$2,211	$1,456	$58,429
Amortization and depletion	542	2,975	115	173	12	3,817
Disposals	–	(7)	–	(4)	–	(11)
Foreign exchange	–	–	–	3	–	3
Balance, December 31, 2017	$31,435	$25,413	$1,539	$2,383	$1,468	$62,238

Carrying value, December 31, 2017	$4,648	$8,657	$921	$580	$160	$14,966

Cost
Balance, January 1, 2016	$40,483	$29,332	$2,543	$2,860	$1,623	$76,841
Additions	305	4,208	111	124	22	4,770
Change in remediation provision	142	297	–	–	–	439
Disposals	–	–	–	(22)	–	(22)
Foreign exchange	(5,021)	(3,680)	(321)	(292)	(167)	(9,481)
Balance, December 31, 2016	$35,909	$30,157	$2,333	$2,670	$1,478	$72,547

Accumulated depreciation
Balance, January 1, 2016	$34,237	$20,895	$1,568	$2,234	$1,538	$60,472
Amortization and depletion (a)	887	4,200	55	231	78	5,451
Disposals	–	–	–	(22)	–	(22)
Foreign exchange	(4,231)	(2,650)	(199)	(232)	(160)	(7,472)
Balance, December 31, 2016	$30,893	$22,445	$1,424	$2,211	$1,456	$58,429

Carrying value, December 31, 2016	$5,016	$7,712	$909	$459	$22	$14,118

(a)	Changes in estimate

Updated mineral resource estimate for 2016

On February 22, 2016, the Company provided an update on the Mineral Resource for the GMC, following which management reviewed the remaining useful life of the GMC, effective August 31, 2015. The estimate of the useful life of the GMC was determined to be 2.3 years (an increase from the previous estimate of 1.3 years) as at October 1, 2015. As a result, the depreciation recorded during the year ended December 31, 2016 was approximately $548 less than would have been recorded prior to the change in estimate.

Updated mineral resource estimate for 2017

On February 21, 2017, the Company provided an update on the Mineral Resource for the GMC, following which management reviewed the remaining useful life of the GMC, effective August 31, 2016. The estimate of the useful life of the GMC remained unchanged from the previous estimate.

Updated mineral resource estimate for 2018

On January 25, 2018, the Company provided an update on the Mineral Resource for the GMC, following which management reviewed the remaining useful life of the GMC, effective August 31, 2017. The estimate of the useful life of the GMC was determined to be 4.3 years (an increase from the previous estimate of 1.3 years) as at October 1, 2017. As a result, the depreciation recorded during the year ended December 31, 2017 was approximately $284 less than would have been recorded prior to the change in estimate. The change in estimate is expected to reduce depreciation by approximately $850 per year in future years.